Key Management Compensation - Disclosure of Key Management Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of key management compensation [Abstract]
Salaries and benefits	$ 2,588	$ 1,561
Share based payments	4,368	4,068
Total key management compensation expense	$ 6,956	$ 5,629